Filed with the Securities and Exchange Commission on February 10, 2006

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 207	☒
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 209	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-5340

Eric M. Banhazl
Advisors Series Trust
2020 E. Financial Way, Suite 100
Glendora, California 91741
(Name and Address of Agent for Service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 28, 2006pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 196 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on September 1, 2005 and pursuant to Rule 485(a)(1) would become effective on November 15, 2005.

Post-Effective Amendment No. 199 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 1, 2005 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 201 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 16, 2005 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 202 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 30, 2005 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 203 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 30, 2006 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 206 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 10, 2006 as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No. 207 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 28, 2006 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 207 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 10th day of February 2006.

ADVISORS SERIES TRUST

By: /s/ Eric M. Banhazl*
Eric M. Banhazl
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on February 10, 2006.

Signature	Title

/s/ Eric M. Banhazl* Eric M. Banhazl	President and Trustee
/s/ Walter E. Auch* Walter E. Auch	Trustee
/s/ Donald E. O’Connor* Donald E. O’Connor	Trustee
/s/ George T. Wofford III* George T. Wofford III	Trustee
/s/ George J. Rebhan* George J. Rebhan	Trustee
/s/ James Clayburn LaForce* James Clayburn LaForce	Trustee
/s/ Douglas G. Hess Douglas G. Hess	Treasurer and Principal Financial and Accounting Officer
* /s/Douglas G. Hess Douglas G. Hess Attorney-in-Fact pursuant to Power of Attorney.